BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS
NOTE 21: -	BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS

a.
2018 shareholders information refers to Monsanto which, to the best of the Company’s knowledge, hold approximately 6.4% of the Company's ordinary shares and is also a major customer (see also Notes 5, 20c).

b.	Balances:

Balance at December 31, 2018:

	Key officers	Certain shareholder

Receivables	$-	$89

Other payables	$439	$-

Balance at December 31, 2017:
	Key officers	Certain shareholder

Receivables	$-	$337

Other payables	$468	$-

c.	Benefits to directors:

	Year ended December 31,
	2018	2017	2016

Compensation to directors not employed by the Company or on its behalf	$261	$329	$322

Number of directors received the above compensation by the Company	7	6	9

d.          Salary and Benefits to key officers:

	Year ended December 31,
	2018	2017	2016

Salary and related benefits	$1,976	$1,673	$1,714
Share-based compensation	669	959	1,467

	$2,645	$2,632	$3,181

Number of people that received salary and benefits	10	7	10

e.	Transactions:

For the year ended December 31, 2018

	Key officers	Certain shareholder

Revenues	$-	$(664)
Cost of revenues	-	(1,077)
Research and development expenses	1,056	-
Business development expenses	945	-
General and administrative expenses	644	-

	$2,645	$(1,741)

For the year ended December 31, 2017

	Key officers	Certain shareholder

Revenues	$-	$(2,247)
Cost of revenues	141	(948)
Research and development expenses	1,061	-
Business development expenses	547	-
General and administrative expenses	883	-

	$2,632	$(3,195)

For the year ended December 31, 2016

	Key officers	Certain shareholders

Revenues	$-	$(5,058)
Cost of revenues	104	(782)
Research and development expenses	1,286	-
Business development expenses	710	-
General and administrative expenses	1,081	-

	$3,181	$(5,840)